Inventories, Net	12 Months Ended
Mar. 31, 2023
Inventories, Net [Abstract]
INVENTORIES, NET
6.	INVENTORIES, NET

Inventories consisted of the following:

	As of March 31,
	2022	2023
	$	$

Raw materials	1,578	1,043
Work in progress	417	149
Finished goods	355	221
	2,350	1,413

Slow moving inventories amounting to $125, $89 and $67 were written off during the years ended March 31, 2021, 2022 and 2023, respectively.